Employee compensation and benefits - Key actuarial assumptions for the principal plan (Details)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Inflation rate (CPI)	2.67%	2.84%
Pension Plan | Principal plan
Disclosure of defined benefit plans [line items]
Discount rate	4.65%	4.93%
Inflation rate (RPI)	3.23%	3.39%
Rate of increase for pensions	3.14%	3.27%
Rate of pay increase	3.42%	3.34%